Debt - Schedule of Principal Payments Related to Long-term Debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 31,200
Total	$ 31,200	$ 69,000